Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories
Schedule of inventory
	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Raw materials	280,257	522,302
Work-in-progress	48,357	71,676
Finished goods	601,523	753,116
Total	930,137	1,347,094